UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       SIB LLC
Address:    c/o The Millburn Corporation
            1270 Avenue of the Americas
            New York, New York  10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kenneth P. Pearlman
Title:      Principal of SIB LLC
Phone:      305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman      Sunny Isles, Florida      February 2, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total:   $79,746
                                          (thousands)

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8
             --------              --------       --------    --------       --------        --------    --------      --------
                                                                VALUE    SHRS OR SH/ PUT/   INVESTMENT     OTHER   VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT PRN CALL   DISCRETION   MANAGERS  SOLE SHARED NONE
          --------------        --------------      -----     --------   ----------------   ----------   --------  ----------------
ABB LTD                          SPONSORED ADR    000375204   2,289      152,500 SH            Sole         N/A         152,500

AMERICAN AXLE & MFG HLDGS IN          COM         024061103   516        178,400 SH            Sole         N/A         178,400

AMERICAN EAGLE OUTFITTERS NE          COM         02553E106   2,470      263,843 SH            Sole         N/A         263,843

CARMAX INC                            COM         143130102   774        98,168 SH             Sole         N/A          98,168

CARNIVAL CORP                     PAIRED CTF      143658300   1,352      55,600 SH             Sole         N/A          55,600

CARTER INC                            COM         146229109   1,932      100,300 SH            Sole         N/A         100,300

CENTEX CORP                           COM         152312104   641        60,200 SH             Sole         N/A          60,200

CHAMPION ENTERPRISES INC              COM         158496109   95         170,500 SH            Sole         N/A         170,500

COACH INC                             COM         189754104   2,008      96,700 SH             Sole         N/A          96,700

DICKS SPORTING GOODS INC              COM         253393102   928        65,800 SH             Sole         N/A          65,800

EAGLE MATERIALS INC                   COM         26969P108   97         5,264 SH              Sole         N/A           5,264

GENENTECH INC                       COM NEW       368710406   11,666     140,709 SH            Sole         N/A         140,709

HEARTLAND EXPRESS INC                 COM         422347104   4,077      258,683 SH            Sole         N/A         258,683

HUNT J B TRANS SVCS INC               COM         445658107   5,443      207,200 SH            Sole         N/A         207,200

KNIGHT TRANSN INC                     COM         499064103   6,247      387,521 SH            Sole         N/A         387,521

LOWES COS INC                         COM         548661107   2,733      127,000 SH            Sole         N/A         127,000

LULULEMON ATHLETICA INC               COM         550021109   2,772      349,528 SH            Sole         N/A         349,528

OLD DOMINION FGHT LINES INC           COM         679580100   2,906      102,112 SH            Sole         N/A         102,112

QUANTA SVCS INC                       COM         74762E102   6,382      322,321 SH            Sole         N/A         322,321

RYANAIR HLDGS PLC                SPONSORED ADR    783513104   8,752      300,976 SH            Sole         N/A         300,976

SAFE BULKERS INC                      COM         Y7388L103   775        116,000 SH            Sole         N/A         116,000

SOUTHWESTERN ENERGY CO                COM         845467109   4,673      161,300 SH            Sole         N/A         161,300

STAPLES INC                           COM         855030102   2,260      126,096 SH            Sole         N/A         126,096

TEXAS ROADHOUSE INC                  CL A         882681109   1,783      230,000 SH            Sole         N/A         230,000

THOR INDS INC                         COM         885160101   747        56,700 SH             Sole         N/A          56,700

TOLL BROTHERS INC                     COM         889478103   1,494      69,700 SH             Sole         N/A          69,700

URBAN OUTFITTERS INC                  COM         917047102   3,934      262,624 SH            Sole         N/A         262,624

                              TOTAL                           79,746